Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - CNY (¥)	Jun. 30, 2024	Jun. 30, 2023
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 15,143,382
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		15,000,000
Related parties
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 30,143,382